Portfolio of Investments
Variable Portfolio – Managed Risk Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 54.7%
	Shares	Value ($)
International 16.9%
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,775,017	28,443,926
U.S. Large Cap 33.6%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	526,975	28,430,286
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,286,214	28,399,618
Total		56,829,904
U.S. Small Cap 4.2%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	152,533	3,538,758
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	130,584	3,574,091
Total		7,112,849
Total Equity Funds (Cost $90,812,250)		92,386,679

Exchange-Traded Funds 7.2%

iShares Core U.S. Aggregate Bond ETF	40,750	4,611,677
iShares iBoxx $ Investment Grade Corporate Bond ETF	41,220	5,254,726
Vanguard Total Bond Market ETF	28,000	2,364,040
Total Exchange-Traded Funds (Cost $11,554,996)		12,230,443

Fixed-Income Funds 29.5%

Investment Grade 29.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,012,918	21,377,195
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	694,773	7,114,471
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,917,351	21,378,459
Total		49,870,125
Total Fixed-Income Funds (Cost $48,067,703)		49,870,125
Residential Mortgage-Backed Securities - Agency 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/17/2034	2.500%	1,450,000	1,462,319
10/17/2034	3.000%	1,200,000	1,226,625
11/13/2049	3.500%	1,200,000	1,231,055
Total Residential Mortgage-Backed Securities - Agency (Cost $3,918,937)			3,919,999

Options Purchased Puts 0.6%
Value ($)
(Cost $1,763,955)	1,073,860

Money Market Funds 7.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(d)	12,855,184	12,853,898
Total Money Market Funds (Cost $12,853,898)		12,853,898
Total Investments in Securities (Cost: $168,971,739)		172,335,004
Other Assets & Liabilities, Net		(3,266,522)
Net Assets		169,068,482
At September 30, 2019, securities and/or cash totaling $623,883 were pledged as collateral.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	12	12/2019	USD	924,900	—	(4,655)
Canadian Dollar	4	12/2019	USD	302,520	—	(1,733)
S&P 500 E-mini	69	12/2019	USD	10,275,825	—	(104,706)
S&P 500 Index	2	12/2019	USD	1,489,250	—	(11,582)
SPI 200 Index	1	12/2019	AUD	167,050	—	(30)
U.S. Long Bond	8	12/2019	USD	1,298,500	—	(14,520)
U.S. Treasury 10-Year Note	9	12/2019	USD	1,172,813	—	(9,706)
U.S. Treasury 2-Year Note	4	12/2019	USD	862,000	—	(1,789)
U.S. Treasury 5-Year Note	24	12/2019	USD	2,859,563	—	(15,187)
U.S. Ultra Treasury Bond	9	12/2019	USD	1,727,156	—	(28,519)
Total					—	(192,427)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro FX	(14)	12/2019	USD	(1,918,438)	29,856	—
Euro Stoxx 50	(1)	12/2019	EUR	(35,550)	—	(572)
FTSE 100 Index	(1)	12/2019	GBP	(73,835)	—	(1,116)
MSCI EAFE Index Future	(3)	12/2019	USD	(284,760)	3,158	—
OMXS30 Index	(30)	10/2019	SEK	(4,943,250)	—	(2,079)
Russell 2000 E-mini	(38)	12/2019	USD	(2,897,500)	110,961	—
S&P/TSX 60 Index	(1)	12/2019	CAD	(199,220)	317	—
TOPIX Index	(2)	12/2019	JPY	(31,760,000)	1,260	—
Total					145,552	(3,767)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	32,744,140	110	2,100.00	12/18/2020	1,039,834	421,300
S&P 500 Index	Deutsche Bank	USD	11,906,960	40	2,300.00	12/18/2020	311,388	248,200
S&P 500 Index	JPMorgan	USD	5,655,806	19	2,400.00	12/18/2020	122,957	146,490
S&P 500 Index	Deutsche Bank	USD	5,358,132	18	2,350.00	12/18/2020	125,215	124,650
S&P 500 Index	Deutsche Bank	USD	2,679,066	9	2,400.00	12/18/2020	59,607	69,390
S&P 500 Index	Deutsche Bank	USD	3,869,762	13	2,200.00	12/18/2020	104,954	63,830
Total							1,763,955	1,073,860
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	11,289,201	15,833,890	(14,267,907)	12,855,184	—	(267)	296	205,350	12,853,898
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	349,356	179,461	(1,842)	526,975	—	(4,135)	2,702,617	—	28,430,286
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,211,879	805,462	(4,423)	2,012,918	—	(84)	838,388	602,865	21,377,195
2	Variable Portfolio – Managed Risk Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	1,664,634	1,110,978	(595)	2,775,017	122,282	(1,259)	475,546	614,232	28,443,926
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	405,062	290,198	(487)	694,773	—	7	113,704	65,397	7,114,471
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	1,162,047	761,341	(6,037)	1,917,351	—	186	1,002,868	453,643	21,378,459
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	865,746	420,898	(430)	1,286,214	—	(287)	3,090,100	—	28,399,618
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	97,946	55,284	(697)	152,533	—	(1,981)	191,445	—	3,538,758
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	84,060	46,961	(437)	130,584	—	(1,430)	271,226	—	3,574,091
Total					122,282	(9,250)	8,686,190	1,941,487	155,110,702

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2019	3